Events Subsequent to the Balance Sheet Date - Additional Information (Detail) - EUR (€) € in Millions				1 Months Ended
	May 01, 2018	Mar. 16, 2018	Feb. 20, 2018	Apr. 30, 2018
Two thousand and eighteen Subordinated Revolving Facility Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured subordinated revolving facility		€ 225.0
Revolving facility agreement [member] | Two thousand and eighteen Subordinated Revolving Facility Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured subordinated revolving credit facility extended maturity date		Dec. 31, 2019
Unsecured subordinated revolving facility interest rate		EURIBOR (subject to a zero percent floor) plus a margin of 3.00% per annum
Revolving facility agreement [member] | 2013 Super Senior Revolving Facility Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Guarantor coverage threshold as percentage of adjusted EBITDA	80.00%		85.00%
Revolving facility agreement [member] | 2017 Senior Secured Revolving Facility [member]
Disclosure of non-adjusting events after reporting period [line items]
Senior secured revolving facility, extended waiver date				Jul. 31, 2018
Revolving facility agreement [member] | Top of range [member] | Two thousand and eighteen Subordinated Revolving Facility Agreement [member]
Disclosure of non-adjusting events after reporting period [line items]
Unsecured subordinated revolving facility interest rate		EURIBOR (subject to a zero percent floor) plus a margin of 4.50% per annum